Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$356,817.47

Principal:
Principal Collections	$6,851,784.25
Prepayments in Full	$2,758,834.57
Liquidation Proceeds	$128,041.89
Recoveries	$37,875.02
Sub Total	$9,776,535.73
Collections	$10,133,353.20

Purchase Amounts:
Purchase Amounts Related to Principal	$238,307.92
Purchase Amounts Related to Interest	$1,188.30
Sub Total	$239,496.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,372,849.42

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$10,372,849.42
Servicing Fee	$84,913.29	$84,913.29	$0.00	$0.00	$10,287,936.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,287,936.13
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,287,936.13
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,287,936.13
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,287,936.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,287,936.13
Interest - Class B Notes	$77,537.80	$77,537.80	$0.00	$0.00	$10,210,398.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,210,398.33
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$10,152,486.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,152,486.33
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$10,081,122.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,081,122.33
Regular Principal Payment	$9,311,085.36	$9,311,085.36	$0.00	$0.00	$770,036.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$770,036.97
Residuel Released to Depositor	$0.00	$770,036.97	$0.00	$0.00	$0.00
Total		$10,372,849.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,311,085.36
Total					$9,311,085.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,311,085.36	$226.88	$77,537.80	$1.89	$9,388,623.16	$228.77
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$9,311,085.36	$6.67	$206,813.80	$0.15	$9,517,899.16	$6.82

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$40,989,146.56	0.9987609	$31,678,061.20	0.7718826
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$95,709,146.56	0.0685851	$86,398,061.20	0.0619128

Pool Information
Weighted Average APR	4.297%	4.331%
Weighted Average Remaining Term	17.03	16.29
Number of Receivables Outstanding	15,548	14,853
Pool Balance	$101,895,944.93	$91,837,394.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$95,709,146.56	$86,398,061.20
Pool Factor	0.0683778	0.0616279

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$5,439,332.97
Targeted Overcollateralization Amount	$5,439,332.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,439,332.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	50

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		71	$81,582.13
(Recoveries)		207	$37,875.02
Net Losses for Current Collection Period			$43,707.11
Cumulative Net Losses Last Collection Period			$8,892,743.32
Cumulative Net Losses for all Collection Periods			$8,936,450.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.41%	351	$3,134,015.90
61-90 Days Delinquent	0.40%	39	$364,960.73
91-120 Days Delinquent	0.18%	13	$166,459.98
Over 120 Days Delinquent	1.01%	75	$926,670.07
Total Delinquent Receivables	5.00%	478	$4,592,106.68

Repossession Inventory:
Repossessed in the Current Collection Period		12	$127,355.05
Total Repossessed Inventory		16	$161,167.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3562%
Preceding Collection Period			0.2664%
Current Collection Period			0.5415%
Three Month Average			0.3880%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7637%
Preceding Collection Period			0.7332%
Current Collection Period			0.8550%
Three Month Average			0.7840%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer